Property, Equipment and Software, Net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation and amortization expenses	¥ 9,327	¥ 7,174	¥ 11,511
Impairment charges	¥ 0	¥ 0	¥ 0